Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Increase (Decrease) Through Allocation of Warrants Issued
Schedule of Depreciation and Amortization Rate

Depreciation and amortization are calculated on a straight-line method to charge the cost, less residual value, of the assets to their residual values over their estimated useful lives. The depreciation and amortization rate applicable to each category of equipment is as follows:

Equipment	Depreciation rate
Exploration equipment	20%
Computer software	50%
Computer equipment	55%